Business and summary of significant accounting policies (Restated Consolidated Statement of Changes in Members' Equity) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The One Group, LLC and Subsidiaries equity:
Net income (loss)	$ (2,627,331)	$ 3,175,416	$ (2,346,068)	$ 1,002,973	$ (77,356)
THE ONE GROUP, LLC and Subsidiaries and Members' Equity	(4,140,792)		(1,050,837)	1,755,263
Noncontrolling interest:
Net income	(69,198)	3,694,414	(446,046)	864,026	798,730
Members' contribution	520,000		1,629,504	157,000	3,250,000
Total Noncontrolling Interest	3,175,314		3,539,584	7,097,779
Total Members' Equity	(965,478)		2,488,747	8,853,042	8,554,668	5,547,707
As Originally Reported [Member]
The One Group, LLC and Subsidiaries equity:
Net income (loss)				802,002
THE ONE GROUP, LLC and Subsidiaries and Members' Equity				1,554,292
Noncontrolling interest:
Net income				577,706
Members' contribution				957,000
Total Noncontrolling Interest				7,611,459
Total Members' Equity				9,165,751
Effect of Correction of Error [Member]
The One Group, LLC and Subsidiaries equity:
Net income (loss)				200,971
THE ONE GROUP, LLC and Subsidiaries and Members' Equity				200,971
Noncontrolling interest:
Net income				286,320
Members' contribution				(800,000)
Total Noncontrolling Interest				(513,680)
Total Members' Equity				$ (312,709)